Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

January 8, 2007

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Heritage Series Trust (the “Trust”)
File Nos. 33-57986 and 811-07470

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus for the Class A, B and C shares of each series of the Trust (“Prospectus”) and the Statement of Additional Information (“SAI”) used with respect to the Trust does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 40 (the “PEA”) to its Registration Statement on Form N-1A and that the PEA was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9422.

Very truly yours,

/s/ Arun Murthy
Arun Murthy

cc:	Mathew J. Calabro
Heritage Asset Management, Inc.